Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Product sales	$ 729,742	$ 730,325	$ 2,145,371	$ 2,705,690	$ 3,524,178	$ 2,701,142
Laboratory services	9,070	23,036	41,025	182,130	228,904	120,476
Collaboration revenue	6,302	6,302	33,699	131,302	272,603	336,102
Total revenue	745,114	759,663	2,220,095	3,019,122	4,025,685	3,157,720
Operating expenses
Cost of products sold	448,407	400,001	1,266,148	1,269,990	1,658,571	1,179,771
Cost of services	49,119	51,802	228,115	528,733	631,333	367,802
Research and development	1,513,157	2,178,818	5,397,906	6,278,829	8,613,236	6,002,941
General and administrative	1,600,577	1,639,996	5,319,811	4,955,096	6,602,608	5,834,642
Sales and marketing	330,305	1,294,640	2,345,293	4,282,628	5,529,274	4,305,444
Transaction expenses					0	526,283
Total operating expenses	3,941,565	5,565,257	14,557,273	17,315,276	23,035,022	18,216,883
Operating loss	(3,196,451)	(4,805,594)	(12,337,178)	(14,296,154)	(19,009,337)	(15,059,163)
Other expense
Interest and other (expense)/income					(5,967)	26,657
Other (expense)/income	(87,292)	623	(87,270)	(3,078)
Interest expense	(90,317)	(41,423)	(173,974)	(109,806)	(143,347)	(1,801,320)
Foreign currency transaction gains/(losses)	8,018	(1,269)	19,636	2,293	(8,102)	0
Change in fair value of derivative financial instruments	97,395	0	124,139	0	0	(647,342)
Total other expense	(72,196)	(42,069)	(117,469)	(110,591)	(157,416)	(2,422,005)
Loss before income taxes	(3,268,647)	(4,847,663)	(12,454,647)	(14,406,745)	(19,166,753)	(17,481,168)
Provision for income taxes	0	0	0	0	0	(129,095)
Net loss	(3,268,647)	(4,847,663)	(12,454,647)	(14,406,745)	(19,166,753)	(17,352,073)
Preferred stock dividends and beneficial conversion	0	0	0	(332,550)	(332,500)	(243,762)
Net loss available to common stockholders	$ (3,268,647)	$ (4,847,663)	$ (12,454,647)	$ (14,739,295)	$ (19,499,303)	$ (17,595,835)
Net loss per common share - basic and diluted	$ (1.75)	$ (5.75)	$ (9.25)	$ (23.00)	$ (27.50)	$ (55.00)
Weighted average shares outstanding - basic and diluted	1,883,136	837,548	1,358,259	641,121	706,702	319,239
Net loss	$ (3,268,647)	$ (4,847,663)	$ (12,454,647)	$ (14,406,745)	$ (19,166,753)	$ (17,352,073)
Other comprehensive income/(loss) - foreign currency translation	(6,234)	672	(13,825)	1,059	7,235	(1,059)
Comprehensive loss	$ (3,274,881)	$ (4,846,991)	$ (12,468,472)	$ (14,405,686)	$ (19,159,518)	$ (17,353,132)